UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21687
                                      ------------------------------------------

                     Fiduciary/Claymore Dynamic Equity Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell



                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (630) 505-3700
                                                     --------------

Date of fiscal year end: November 30
                         -----------

Date of reporting period: February 28, 2009
                          -----------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

FIDUCIARY/CLAYMORE DYNAMIC EQUITY FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2009 (UNAUDITED)

NUMBER
OF SHARES       DESCRIPTION                                                                             VALUE
-------------------------------------------------------------------------------------------------------------
                Long-Term Investments - 88.5%
                COMMON STOCKS - 85.1%
                CONSUMER DISCRETIONARY - 8.4%
    15,000      Lowe's Cos., Inc. (a)                                                            $    237,600
    14,200      McDonald's Corp. (a)                                                                  741,950
    30,700      Target Corp.                                                                          869,117
                                                                                             -----------------
                                                                                                    1,848,667
                                                                                             -----------------
                CONSUMER STAPLES - 14.4%
    18,000      Coca-Cola Co. (The)                                                                   735,300
    15,400      CVS Caremark Corp. (a)                                                                396,396
    16,000      PepsiCo, Inc. (a)                                                                     770,240
    12,000      Procter & Gamble Co. (a)                                                              578,040
    14,000      Wal-Mart Stores, Inc. (a)                                                             689,360
                                                                                             -----------------
                                                                                                    3,169,336
                                                                                             -----------------
                ENERGY - 9.3%
     9,600      Apache Corp. (a)                                                                      567,264
    11,800      Chevron Corp.                                                                         716,378
     2,500      Transocean Ltd. (Switzerland) (a) (b)                                                 149,425
    30,900      Valero Energy Corp. (a)                                                               598,842
                                                                                             -----------------
                                                                                                    2,031,909
                                                                                             -----------------
                FINANCIALS - 5.8%
    10,000      Goldman Sachs Group, Inc. (a)                                                         910,800
    25,000      US Bancorp (a)                                                                        357,750
                                                                                             -----------------
                                                                                                    1,268,550
                                                                                             -----------------
                HEALTH CARE - 11.6%
     8,500      Abbott Laboratories (a)                                                               402,390
    23,200      Gilead Sciences, Inc. (a) (b)                                                       1,039,360
    13,000      Johnson & Johnson (a)                                                                 650,000
    37,000      Pfizer, Inc. (a)                                                                      455,470
                                                                                             -----------------
                                                                                                    2,547,220
                                                                                             -----------------
                INDUSTRIALS - 10.2%
    13,000      Emerson Electric Co.                                                                  347,750
     2,000      First Solar, Inc. (a) (b)                                                             211,480
    20,000      Honeywell International, Inc. (a)                                                     536,600
    13,700      Union Pacific Corp. (a)                                                               514,024
    15,400      United Technologies Corp.                                                             628,782
                                                                                             -----------------
                                                                                                    2,238,636
                                                                                             -----------------
                INFORMATION TECHNOLOGY - 18.9%
    11,200      Apple, Inc. (a) (b)                                                                 1,000,272
    13,700      Cisco Systems, Inc. (b)                                                               199,609
    40,400      EMC Corp. (b)                                                                         424,200
     1,400      Google, Inc. - Class A (a) (b)                                                        473,186
    10,800      International Business Machines Corp. (a)                                             993,924
     3,000      Mastercard, Inc. - Class A (a)                                                        474,090
     6,500      Microsoft Corp. (a)                                                                   104,975
    31,000      Oracle Corp. (a) (b)                                                                  481,740
                                                                                             -----------------
                                                                                                    4,151,996
                                                                                             -----------------
                MATERIALS - 3.2%
     9,200      Monsanto Co.                                                                          701,684
                                                                                             -----------------

                TELECOMMUNICATION SERVICES - 3.3%
    30,900      AT&T, Inc. (a)                                                                        734,493
                                                                                             -----------------

                TOTAL COMMON STOCK - 85.1%
                (Cost $25,042,111)                                                                 18,692,491
                                                                                             -----------------

                EXCHANGE-TRADED FUNDS - 3.4%
                FINANCIALS - 3.4%
    10,000      SPDR Trust Series 1
                (Cost $918,000)                                                                       739,300
                                                                                             -----------------

                TOTAL LONG-TERM INVESTMENTS - 88.5%
                (Cost $25,960,111)                                                                 19,431,791
                                                                                             -----------------

                SHORT-TERM INVESTMENTS - 10.5%
                MONEY MARKET FUND - 10.5%
 2,313,865      Fidelity U.S. Treasury Money Market Fund
                (Cost $2,313,865)                                                                   2,313,865
                                                                                             -----------------

                TOTAL INVESTMENTS - 99.0%
                (Cost $28,273,976)                                                                 21,745,656
                Other Assets in excess of Liabilities - 3.0%                                          652,132
                Total Options Written - (2.0%)                                                       (440,517)
                                                                                             -----------------
                NET ASSETS  - 100.0%                                                             $ 21,957,271
                                                                                             =================

--------------------------------------------------------------------------------------------------------------


(a) All or a portion of all long-term investments represents cover for written options

(b)  Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

--------------------------------------------------------------------------------
                                Country Allocation*
--------------------------------------------------------------------------------
United States                                                             99.3%
Switzerland                                                                0.7%
--------------------------------------------------------------------------------

*    Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the year ended November 30, 2008.

At a meeting of the shareholders on April 20, 2009, the Fund's shareholders voted to approve a plan of liquidation and dissolution effective at the close of business on Friday, April 24, 2009. Shareholders of record as of the close of business on April 24, 2009 shall be entitled to receive liquidating distributions. The Fund intends to pay an initial liquidating distribution to shareholders pursuant to the liquidation plan on or about May 22, 2009.

CONTRACTS
(100 SHARES                                                           EXPIRATION         EXERCISE
PER CONTRACT)  CALL OPTIONS WRITTEN (A)                                     DATE            PRICE                VALUE
-----------------------------------------------------------------------------------------------------------------------
          85   Abbott Laboratories                                  May 16, 2009         $  55.00            $   4,462
          96   Apache Corp.                                       April 18, 2009            80.00                2,400
         112   Apple, Inc.                                        March 21, 2009            90.00               46,200
         309   AT&T, Inc.                                         April 18, 2009            29.00                2,318
         154   CVS Caremark Corp.                                   May 16, 2009            32.50                3,465
          20   First Solar, Inc.                                  March 21, 2009           150.00                  500
         232   Gilead Sciences, Inc.                              March 21, 2009            52.50                3,480
          42   Goldman Sachs Group, Inc.                          April 18, 2009           100.00               30,030
          58   Goldman Sachs Group, Inc.                           July 18, 2009            90.00              107,010
          14   Google, Inc.                                       April 18, 2009           360.00               22,120
         125   Honeywell International, Inc.                       June 20, 2009            35.00                5,625
          54   International Business Machines Corp.              April 18, 2009           100.00               11,340
          54   International Business Machines Corp.               July 18, 2009            90.00               55,620
          12   Johnson & Johnson                                  April 18, 2009            65.00                  120
         150   Lowe's Cos., Inc.                                  April 18, 2009            20.00                1,875
          30   Mastercard, Inc.                                    July 18, 2009           160.00               66,150
         142   McDonald's Corp.                                    June 20, 2009            65.00                3,905
          65   Microsoft Corp.                                    April 18, 2009            21.00                  423
          73   Oracle Corp.                                       March 21, 2009            19.00                  365
         160   PepsiCo, Inc.                                      April 18, 2009            55.00                4,000
          63   Pfizer, Inc.                                       March 21, 2009            17.50                  126
          70   Pfizer, Inc.                                       April 18, 2009            15.00                  560
         237   Pfizer, Inc.                                        June 20, 2009            16.00                3,081
          25   Procter & Gamble Co.                               April 18, 2009            52.50                1,750
          25   Transocean Ltd.                                      May 16, 2009            65.00               11,125
         137   Union Pacific Corp.                                  May 16, 2009            50.00               10,275
         250   US Bancorp                                         March 21, 2009            17.50               10,000
         214   Valero Energy Corp.                                 June 20, 2009            27.00               14,552
         140   Wal-Mart Stores, Inc.                               June 20, 2009            55.00               17,640
                                                                                                    -------------------

               TOTAL CALL OPTIONS WRITTEN
               (Premiums received $1,021,535)                                                                $ 440,517
                                                                                                    ===================

-----------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.

See notes to financial statements.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of February 28, 2009 were as follows:

DESCRIPTION                               SECURITIES         DERIVATIVES             TOTAL
                                       -----------------   -----------------   ------------------
(value in $000s)
Assets:
Level 1                                        $ 21,746               $   -             $ 21,746
Level 2                                               -                   -                    -
Level 3                                               -                   -                    -
                                       -----------------   -----------------   ------------------
Total                                          $ 21,746               $   -             $ 21,746
                                       =================   =================   ==================

Liabilities:
Level 1                                        $      -               $ 441             $    441
Level 2                                               -                   -                    -
Level 3                                               -                   -                    -
                                       -----------------   -----------------   ------------------
Total                                          $      -               $ 441             $    441
                                       =================   =================   ==================


LEVEL 3 HOLDINGS                          SECURITIES         DERIVATIVES             TOTAL
                                       -----------------   -----------------   ------------------
Beginning Balance at 11/30/08                  $      -               $   -             $      -
Total Realized Gain/Loss                              -                   -                    -
Change in Unrealized Gain/Loss                        -                   -                    -
Net Purchases and Sales                               -                   -                    -
Net Transfers In/Out                                  -                   -                    -
                                       -----------------   -----------------   ------------------
Ending Balance at 2/28/09                      $      -               $   -             $      -
                                       =================   =================   ==================

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of this filing and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended ) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fiduciary/Claymore Dynamic Equity Fund
--------------------------------------------------------------------------------

By: /s/ J. Thomas Futrell
    ----------------------------------------------------------------------------
        J. Thomas Futrell
        Chief Executive Officer

Date: April 24, 2009
      --------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ J. Thomas Futrell
     ---------------------------------------------------------------------------
         J. Thomas Futrell
        Chief Executive Officer


Date: April 24, 2009
      --------------------------------------------------------------------------

By: /s/ Steven M. Hill
    ----------------------------------------------------------------------------
        Steven M. Hill
        Treasurer and Chief Financial Officer

Date: April 24, 2009
      --------------------------------------------------------------------------